Convertible loans	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Convertible loans	Senior secured term loan facility and warrants
Oak Tree and Owl Rock Warrant Obligations

During the three and nine months ended September 30, 2023, the Company recognized income of KUSD 299 and KUSD 916, respectively, as a result of changes in the fair value of the warrant obligations. During the three and nine months ended September 30, 2022, the Company recognized income of KUSD 2,543 as a result of changes in the fair value of the warrant obligations. The fair value of the warrant obligations as of September 30, 2023 and December 31, 2022 was KUSD 79 and KUSD 995, respectively. The decreases in fair value of the warrant obligation from December 31, 2022 to September 30, 2023 and from August 15, 2022 to September 30, 2022 was primarily due to the decrease in the fair value of the underlying shares during those periods. These changes were recorded directly to Non-operating expense in the unaudited condensed consolidated interim statement of operations. See note 8, "Other income (expense)" for further information.

The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligations, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligations as of September 30, 2023 and December 31, 2022 were as follows:

	As of	As of
	September 30, 2023	December 31, 2022
Exercise price in USD	8.30	8.30
Share price in USD	0.90	3.84
Risk-free interest rate	4.7%	4.0%
Expected volatility	80.8%	80.0%
Expected term (months)	46.5 months	55.5 months
Dividend yield	—	—
Black-Scholes value in USD	0.15	1.89

Senior Secured Term Loan

For the three and nine months ended September 30, 2023, the Company recorded interest expense on the senior secured term loan in the amount of KUSD 4,728 and KUSD 13,748, respectively, and for the three and nine months ended September 30, 2022, the Company recorded interest expense on the senior secured term loan in the amount of KUSD 1,933 which was recorded in Financial expense in the unaudited condensed consolidated interim statement of operations. The EIR at September 30, 2023 was 16.93%. The carrying value of the senior secured term loan was USD 112.0 million as of September 30, 2023, of which USD 14.3 million and USD 97.7 million represented the short-term and long-term portion of the liability, respectively.
Pursuant to this Loan Agreement, the Company is subject to a covenant that requires it to maintain a balance at the end of each quarter of at least USD 60.0 million in cash and cash equivalents that are included on the unaudited condensed consolidated interim balance sheet plus an amount equal to any accounts payable that remain unpaid more than ninety days after the date of the original invoice. As of September 30, 2023, the Company was in compliance with this covenant.
Convertible loans
On April 24, 2020, the Company entered into a USD 115.0 million Facility Agreement with Deerfield, pursuant to which Deerfield extended a tranche of USD 65.0 million of convertible loans on May 19, 2020 upon completion of the Company’s initial public offering (the “Deerfield First Tranche”) and a tranche of USD 50.0 million of convertible loans on May 17, 2021 after the receipt of regulatory approval for ZYNLONTA (the “Deerfield Second Tranche”).

On August 15, 2022, pursuant to an exchange agreement with Deerfield, Deerfield exchanged USD 115.0 million aggregate principal amount of the Company's senior secured convertible notes for warrants to purchase an aggregate of 4,412,840 common shares, an aggregate of 2,390,297 common shares and cash equal to USD 117.3 million.

As a result of the exchange agreement on August 15, 2022, the Company recognized a loss on extinguishment of USD 42.1 million, which primarily consists of the difference between the aggregate principal amount and carrying value of the convertible loans, exit fee, as well as the unpaid interest payments through the maturity date.
Embedded conversion option derivatives

Prior to the exchange, the Company accounted for the Facility agreement as a loan and embedded conversion option features. The embedded conversion option derivative was marked-to-market while the loan was measured at its amortized cost on a quarterly basis.

The following table summarizes the changes in fair value (expense) income of the embedded conversion option derivatives during the three and nine months September 30, 2022:

	Three months ended September 30,	Nine months ended September 30,
(in KUSD)	2022	2022
Deerfield First Tranche (1)	(2,822)	15,556
Deerfield Second Tranche - after FDA approval (1)	(1,838)	10,094
Total	(4,660)	25,650
(1) The fair value (expense) income recognized during the three and nine months ended September 30, 2022 represents the changes in fair value up until the point of exchange on August 15, 2022.

The increases (decreases) in fair value of the embedded derivatives are primarily due to increases (decreases) in the fair value of the underlying shares during the three and nine months ended September 30, 2022. These amounts were charged directly to the unaudited condensed consolidated interim statements of operations. See note 8, “Other income (expense)” for further information.

The Company used an independent valuation firm to assist in calculating the fair value of the Deerfield First Tranche and Deerfield Second Tranche of the embedded conversion option derivatives, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuations as of August 15, 2022 was as follows:

Deerfield First Tranche

As of
August 15, 2022
Exercise price at 130% of the IPO price of 19.00, in USD	24.70
Forced conversion price, in USD	67.93
Share price in USD	10.33
Risk-free interest rate	3.2%
Expected volatility	85%
Expected term (months)	32.5
Dividend yield	—
Recovery rate	5%
Implied bond yield	12.0%

Deerfield Second Tranche

As of
August 15, 2022
Exercise price in USD	28.07
Forced conversion price, in USD	77.19
Share price in USD	10.33
Risk-free interest rate	3.2%
Expected volatility	85%
Expected term (months)	32.5
Dividend yield	—
Recovery rate	5%
Implied bond yield	12.0%
Residual convertible loan

The following table summarizes the interest expense recorded on the convertible loan for the three and nine months ended September 30, 2022:

	Three months ended September 30,	Nine months ended September 30,
(in KUSD)	2022	2022
Deerfield First Tranche	1,132	5,664
Deerfield Second Tranche	404	2,020
Total	1,536	7,684